Indemnification assets (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Business Combinations1 [Abstract]
Beginning balance			€ 35.4
Release of indemnified provision	€ 0.0	€ 0.0	(17.8)	€ (44.0)
Ending balance	€ 17.6		€ 17.6